Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 12 - RELATED PARTY TRANSACTIONS
During the six months ended June 30, 2022, the Company granted 239,610 stock options, at a weighted average exercise price of $6.28 to several executive officers, and Board Of Directors (“Board”) members of the Company. In addition, during the six months ended June 30, 2022 the Company granted 491,775 RSUs to several executive officers and Board members of the Company.
The fair value of the stock options that were granted during the six months ended June 30, 2022 is $362 thousand, which is expected to be recognized over a 1-year vesting period, and the fair value of the granted RSUs is $2,603 thousand, which is expected to be recognized over a
1
-4-years vesting period.